Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment net of accumulated depreciation, annual rate	15.00%
Computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment net of accumulated depreciation, annual rate	33.00%
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment net of accumulated depreciation, annual rate	7.00%
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment net of accumulated depreciation, annual rate	33.00%
Office furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment net of accumulated depreciation, annual rate	6.00%
Office furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment net of accumulated depreciation, annual rate	15.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment net of accumulated depreciation, annual rate	[1]

[1]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.